UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22995

TrimTabs ETF Trust
 (Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Address of principal executive offices) (Zip code)

Jeff Lazar
1345 Avenue of the Americas
2nd fl
New York, NY 10105
  (Name and address of agent for service)

1-212-217-2470
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2018

Date of reporting period:  October 31, 2017

Item 1. Schedule of Investments.

TrimTabs All Cap US Free-Cash-Flow ETF
Schedule of Investments
October 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Consumer Discretionary - 20.2%
Aaron's, Inc.	10,420	$383,456
American Outdoor Brands Corp. (a)	13,449	192,724
Best Buy Co., Inc.	7,262	406,527
Burlington Stores, Inc. (a)	3,209	301,293
Deckers Outdoor Corp. (a)	5,635	384,532
Domino's Pizza, Inc.	1,762	322,446
Helen of Troy Ltd. (a)	3,212	298,395
Las Vegas Sands Corp.	4,738	300,294
Lear Corp.	2,230	391,566
Liberty Interactive Corp. QVC Group (a)	13,370	303,766
Marriott International, Inc.	3,048	364,175
NVR, Inc. (a)	128	420,015
Polaris Industries, Inc.	3,163	374,594
Sirius XM Holdings, Inc.	65,299	355,227
Sotheby's (a)	6,085	315,325
Starbucks Corp.	5,403	296,301
Steven Madden Ltd.	7,790	303,810
The Children's Place, Inc.	3,457	376,122
The Home Depot, Inc.	2,139	354,603
Wolverine World Wide, Inc.	11,975	326,917
Wyndham Worldwide Corp.	3,214	343,416
		7,115,504
Consumer Staples - 6.4%
Altria Group, Inc.	4,177	268,247
Kimberly-Clark Corp.	2,413	271,487
McCormick & Co., Inc.	2,860	284,656
Monster Beverage Corp. (a)	6,415	371,621
Pilgrim's Pride Corp.	12,927	410,820
Sysco Corp.	5,576	310,137
Wal-Mart Stores, Inc.	3,801	331,865
		2,248,833
Energy - 1.0%
Valero Energy Corp.	4,638	365,892
Financials - 11.3%
Cboe Global Markets, Inc.	3,479	393,336
Citigroup, Inc.	4,709	346,111
Eaton Vance Corp.	6,959	351,221
Federated Investors, Inc.	9,247	287,304
First Citizens BancShares, Inc. - Class A	839	339,795
Franklin Resources, Inc.	7,704	324,570
JPMorgan Chase & Co.	3,285	330,504
MarketAxess Holdings, Inc.	1,628	283,272
Moody's Corp.	2,480	353,177
State Street Corp.	3,523	324,116
SunTrust Banks, Inc.	5,557	334,587
The Progressive Corp.	6,637	322,890
		3,990,883
Health Care - 10.9%
AbbVie, Inc.	4,485	404,771
Amgen, Inc.	1,584	277,549
Cerner Corp. (a)	4,663	314,846
Chemed Corp.	1,893	422,953
Cigna Corp.	1,920	378,662
Illumina, Inc. (a)	1,676	343,898
Innoviva, Inc. (a)	20,183	247,040
Inogen, Inc. (a)	3,426	338,934
Myriad Genetics, Inc. (a)	12,662	434,053
Omnicell, Inc. (a)	6,652	331,270
Zoetis, Inc.	5,184	330,843
		3,824,819

Industrials - 19.9%
Allegion PLC	3,868	322,553
AO Smith Corp.	5,569	329,685
Delta Air Lines, Inc.	6,211	310,736
Deluxe Corp.	4,073	283,684
Donaldson Co., Inc.	7,048	332,736
Expeditors International of Washington, Inc.	5,341	311,808
Fortune Brands Home & Security, Inc.	4,608	304,404
Forward Air Corp.	6,385	366,754
Huntington Ingalls Industries, Inc.	1,613	375,555
Insperity, Inc.	3,950	374,855
Knight-Swift Transportation Holdings, Inc. - Class A (a)	8,748	362,605
Landstar System, Inc.	4,073	402,209
Northrop Grumman Corp.	1,224	361,729
Old Dominion Freight Line, Inc.	3,579	433,524
Robert Half International, Inc.	7,262	375,954
Rollins, Inc.	8,002	351,368
Southwest Airlines Co.	7,264	391,239
The Boeing Co.	1,330	343,113
The Timken Co.	6,961	328,211
Wabash National Corp.	15,593	350,842
		7,013,564
Information Technology - 28.1%
Apple, Inc.	2,364	399,611
Applied Materials, Inc.	7,188	405,619
Aspen Technology, Inc. (a)	5,272	340,149
Broadridge Financial Solutions, Inc.	4,260	366,019
Cadence Design Systems, Inc. (a)	9,148	394,828
CDK Global, Inc.	4,738	301,147
Cognex Corp.	4,193	516,368
Cognizant Technology Solutions Corp.	4,561	345,131
FLIR Systems, Inc.	7,969	373,109
HP, Inc.	17,859	384,861
Integrated Device Technology, Inc. (a)	12,224	379,800
IPG Photonics Corp.	1,938	412,620
Jack Henry & Associates, Inc.	3,154	347,350
Match Group, Inc. (a)	17,126	457,949
Maxim Integrated Products, Inc.	7,351	386,222
Monolithic Power Systems, Inc.	3,578	435,335
NVIDIA Corp.	2,389	494,069
Skyworks Solutions, Inc.	3,633	413,653
Stamps.com, Inc.	2,161	484,928
Teradata Corp. (a)	10,991	367,649
Texas Instruments, Inc.	3,941	381,055
VeriSign, Inc.	3,450	370,944
Versum Materials, Inc.	9,284	390,671
Visa, Inc.	3,149	346,327
Xilinx, Inc.	5,130	378,030
		9,873,444

Materials - 2.1%
International Flavors & Fragrances, Inc.	2,361	348,058
Packaging Corp of America	3,332	387,412
		735,470
TOTAL COMMON STOCKS (Cost $30,918,178)		35,168,409

SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class 0.920% (b)	49,390	49,390
TOTAL MONEY MARKET FUNDS (Cost $49,390)		49,390

Total Investments (Cost $30,967,568) - 100.0%		35,217,799
Liabilities in Excess of Other Assets - 0.0% (c)		(8,076)
TOTAL NET ASSETS - 100.0%		$35,209,723

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rate disclosed is the seven day yield as of October 31, 2017.
(c) Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The cost basis of investments for federal income tax purposes at October 31, 2017 was as follows*:
Cost of investments	$30,967,568
Gross unrealized appreciation	4,518,046
Gross unrealized depreciation	(267,814)
Net unrealized appreciation	$4,250,232

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

TrimTabs All Cap International Free Cash-Flow ETF
Schedule of Investments
October 31, 2017 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 13.1%
Burberry Group PLC	3,924	$99,126
Cie Plastic Omnium SA	2,031	84,696
Fnac Darty SA (a)	1,152	108,882
Informa PLC	10,200	94,423
InterContinental Hotels Group PLC	1,560	86,440
Kering	252	115,509
Luxottica Group SpA	1,440	82,594
Nokian Renkaat OYJ	2,040	93,555
REA Group Ltd.	1,740	96,256
The Swatch Group AG	1,200	90,453
Toyota Motor Corp.	1,418	87,171
		1,039,105
Consumer Staples - 14.3%
Associated British Foods PLC	2,280	100,899
Beiersdorf AG	804	90,189
British American Tobacco PLC	1,248	80,738
Coca-Cola HBC AG	2,904	98,159
Diageo PLC	3,000	102,480
Nestle SA	960	80,734
Remy Cointreau SA	789	102,476
Swedish Match AB	2,520	94,940
Treasury Wine Estates Ltd.	8,676	103,919
Unilever PLC	1,620	91,862
Viscofan SA	1,440	87,190
WH Group Ltd. (b)	96,000	97,213
		1,130,799
Energy - 1.1%
Saipem SpA (a)	20,065	84,329
Financials - 6.8%
Ackermans & van Haaren NV	516	88,386
DNB ASA	4,264	82,221
IFG Group PLC	42,000	93,086
National Bank of Canada (a)	1,774	86,094
Partners Group Holding AG	143	96,179
Tryg A/S	3,787	90,166
		536,132
Health Care - 17.7%
Cochlear Ltd.	720	96,941
CSL Ltd.	804	85,490
ICON PLC (a)	900	106,974
Indivior PLC (a)	23,552	116,238
M3, Inc.	3,055	90,679
Novo Nordisk A/S	1,874	93,227
Orexo AB (a)	15,211	86,669
Recordati SpA	2,088	97,069
Roche Holding AG	336	77,630
Sanofi	900	85,222
Smith & Nephew PLC	5,040	95,120
Sonova Holding AG	540	97,483
Taro Pharmaceutical Industries Ltd. (a)	780	87,688
UCB SA	1,260	91,717
William Demant Holding A/S (a)	3,360	96,935
		1,405,082
Industrials - 22.6%
Atlas Copco AB	2,400	105,270
Capita PLC	9,732	67,730
CIMIC Group Ltd.	2,952	109,238
Concentric AB	5,304	89,016
Deutsche Lufthansa AG	2,991	95,463
DMG Mori AG	1,560	90,331
Hopewell Highway Infrastructure Ltd.	156,000	96,783
IMI PLC	5,592	90,758
Intertek Group PLC	1,389	100,080
Legrand SA	1,260	93,596
RELX PLC	4,020	92,527
Rheinmetall AG	876	103,316
Safran SA	840	88,483
Schneider Electric SE	1,080	94,919
SGS SA	36	88,913
Smiths Group PLC	4,320	90,138
Spirax-Sarco Engineering PLC	1,320	99,053
Wolters Kluwer NV	2,040	99,994
Zardoya Otis SA	8,400	90,998
		1,786,606

Information Technology - 9.1%
Brother Industries Ltd.	3,600	86,719
CGI Group, Inc. (a)	1,680	89,268
Check Point Software Technologies Ltd. (a)	780	91,814
Halma PLC	6,060	95,134
Hexagon AB	1,860	95,381
Reply SpA	1,540	81,872
Rightmove PLC	1,560	86,067
United Internet AG	1,560	98,690
		724,945
Materials - 11.7%
Air Liquide SA	764	97,271
FUCHS PETROLUB SE	1,800	89,646
Givaudan SA	48	107,196
Iluka Resources Ltd.	12,060	86,671
Mondi PLC	3,372	81,554
Orica Ltd.	5,664	90,470
Orora Ltd.	40,800	106,169
Rio Tinto PLC	1,860	87,660
Sika AG	12	88,829
West Fraser Timber Co. Ltd.	1,479	89,960
		925,426
Utilities - 2.3%
ENN Energy Holdings Ltd.	12,000	87,984
Veolia Environnement SA	4,020	95,246
		183,230
TOTAL COMMON STOCKS (Cost $7,469,776)		7,815,654

REAL ESTATE INVESTMENT TRUSTS - 1.1%
BWP Trust	36,444	86,187
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $85,035)		86,187

SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class 0.920% (c)	8,380	8,380
TOTAL SHORT-TERM INVESTMENTS (Cost $8,380)		8,380

Total Investments (Cost $7,563,191) - 99.9%		7,910,221
Other Assets in Excess of Liabilities - 0.1%		6,935
TOTAL NET ASSETS - 100.0%		$7,917,156

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $97,213 or 1.2% of net assets.

(c)	Rate disclosed is the seven day yield as of October 31, 2017.

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The cost basis of investments for federal income tax purposes at October 31, 2017 was as follows*:
Cost of investments	$7,563,191
Gross unrealized appreciation	548,540
Gross unrealized depreciation	(201,510)
Net unrealized appreciation	$347,030

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Fair Valuation Measurements
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value each Fund's investments as of October 31, 2017[a]:

TrimTabs All Cap US Free-Cash-Flow ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$35,168,409	$-	$-	$35,168,409
Money Market Funds	49,390	-	-	$49,390
Total Investments in Securities	$35,217,799	$-	$-	$35,217,799

TrimTabs All Cap International Free-Cash-Flow ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,815,654	$-	$-	$7,815,654
Real Estate Investment Trusts	86,187	-	-	$86,187
Money Market Funds	8,380	-	-	$8,380
Total Investments in Securities	$7,910,221	$-	$-	$7,910,221

a See Schedules of Investments for sector breakouts.

The Funds did not invest in any Level 3 securities during the period. There were no transfers between levels 1, 2 or 3 during the period. It is the Funds' policy to consider transfers between levels as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TrimTabs ETF Trust

By (Signature and Title)  /s/ Theodore Theodore
                                            Theodore M. Theodore, President
                                             (Principal Executive Officer)

Date   11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Theodore Theodore
                                             Theodore M. Theodore, President
                                             (Principal Executive Officer)

Date    11/29/2017

By (Signature and Title)*  /s/ Jeff Lazar
                                              Jeff Lazar, Treasurer
                                              (Principal Financial Officer)

Date    11/29/2017

* Print the name and title of each signing officer under his or her signature.